UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statement of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Important Tax Information

32	Board Members Information

35	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus New York AMT-Free Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus NewYork AMT-Free Municipal Money Market Fund, covering the 12-month period from June 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through May 31, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2009, Dreyfus New York AMT-Free Municipal Money Market Fund produced a yield of 1.14%. Taking into account the effects of compounding, the fund produced an effective yield of 1.15%.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) slashed short-term interest rates to combat a faltering U.S. economy and an ongoing financial crisis.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in NewYork’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Plunged During the Downturn

Economic conditions deteriorated sharply during the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence, plunging the U.S. economy into its longest and most severe recession since the 1930s.The Fed implemented several reductions in short-term interest rates,which drove the overnight federal funds rate from 2% at the start of the reporting period to a record low range of between 0% and 0.25% by the end of 2008. As a result, money market yields also fell to historically low levels.

In addition, in the wake of the bankruptcy of investment bank Lehman Brothers and the failures of other major financial institutions in September 2008, a credit crisis escalated into a full-blown global financial crisis. Dealers and insurers of municipal money market instruments also were punished by severe investment losses during the financial crisis. These developments caused dislocations among some short-term money market instruments and a surge in redemptions from some funds. To shore up investor confidence, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds.These measures calmed investors, and yields of affected instruments returned to normalized levels. On March 31,the U.S.government announced a further extension of theTemporary Guarantee Program for Money Market Funds until September 18, 2009. The Fed also sought to restore stability to the credit markets with massive injections of liquidity into the financial system.

The financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. Both the state and city of New York were particularly hard-hit by lob losses among its residents who worked in the financial services industry.

Amid Turmoil, a Focus on Quality and Liquidity

As the economic downturn and financial crisis escalated, we intensified our focus on direct-obligation, high-quality municipal securities that have been independently approved by our credit analysts.We generally avoided money market instruments from New York issuers that we regarded as vulnerable to the state’s budget problems, instead favoring those backed by pledged tax appropriations, stable revenue streams or private endowments.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences have remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s performance.

Preserving Capital Is Our Priority

As of the reporting period’s end, robust issuance of tax-exempt municipal notes and investors’ risk-averse attitudes have created a bifurcated market.Yields of instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who are relatively insulated from the downturn. Nonetheless, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non NewYork residents.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Money Market Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009

Expenses paid per $1,000†	$ 3.45
Ending value (after expenses)	$1,002.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

Expenses paid per $1,000†	$ 3.48
Ending value (after expenses)	$1,021.49

† Expenses are equal to the fund’s annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009

Short-Term	Coupon	Maturity	Principal
Investments—96.3%	Rate (%)	Date	Amount ($)		Value ($)

New York—95.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Bank)	0.28	6/7/09	4,345,000	[a]	4,345,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; RBS
Citizens NA)	3.60	6/7/09	3,820,000	[a]	3,820,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Bank)	0.28	6/7/09	3,700,000	[a]	3,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Bank)	0.28	6/7/09	6,270,000	[a]	6,270,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	0.57	6/7/09	2,800,000	[a]	2,800,000
Alexandria Bay,
GO Notes, BAN	3.75	9/17/09	2,375,000		2,385,309
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key Bank)	2.10	6/7/09	4,165,000	[a]	4,165,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	0.37	6/7/09	4,350,000	[a]	4,350,000
Avoca Central School District,
GO Notes, BAN	3.00	6/26/09	3,000,000		3,001,710
Avon Central School District,
GO Notes, BAN	2.75	6/23/09	1,721,500		1,722,314
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	0.89	6/7/09	1,570,000	[a]	1,570,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Cazenovia Central School District,
GO Notes, BAN	2.75	6/5/09	1,650,288		1,650,412
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project)
(LOC; Key Bank)	2.40	6/7/09	835,000	[a]	835,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)	1.90	6/7/09	4,070,000	[a]	4,070,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	2.57	6/7/09	1,700,000	[a]	1,700,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	1,400,000		1,400,023
East Quogue Union Free School
District, GO Notes, TAN	2.75	6/26/09	500,000		500,134
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	2.20	6/7/09	2,390,000	[a]	2,390,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities,
Inc. Project) (LOC; Key Bank)	2.40	6/7/09	1,200,000	[a]	1,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project)
(LOC; Fifth Third Bank)	3.20	6/7/09	1,265,000	[a]	1,265,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project)
(LOC; Key Bank)	2.10	6/7/09	1,900,000	[a]	1,900,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy Association
Project) (LOC; Key Bank)	2.40	6/7/09	535,000	[a]	535,000
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,300,000		4,303,999
Hammond Central School District,
GO Notes, BAN	3.50	9/11/09	963,209		966,100
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project)
(LOC; Key Bank)	2.10	6/7/09	1,340,000	[a]	1,340,000
Hudson Yards Infrastructure
Corporation, Hudson Yards Senior
Revenue (LOC; Citibank NA and
Liquidity Facility; Citibank NA)	0.63	6/7/09	13,800,000	[a,b]	13,800,000
Ithaca,
GO Notes, BAN	3.00	8/7/09	1,334,450		1,336,728
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Bank)	0.47	6/7/09	300,000	[a]	300,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	1,000,000		1,000,064
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.50	6/7/09	15,135,000	[a]	15,135,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.00	6/7/09	5,500,000	[a]	5,500,000
Metropolitan Transportation
Authority, Transportation Revenue
(Insured; Berkshire Hathaway
Assurance Corporation and
Liquidity Facility; Citigroup Inc.)	0.53	6/7/09	6,615,000	[a,b]	6,615,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Fortis Bank)	0.70	6/7/09	14,000,000	[a]	14,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	1.40	6/7/09	10,000,000	[a]	10,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired—Goodwill Industries
of Greater Rochester, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.75	6/7/09	1,500,000	[a]	1,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.75	6/7/09	6,635,000	[a]	6,635,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities) (LOC;
HSBC Bank USA)	3.96	6/16/09	500,000		500,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	1,150,000		1,150,162
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	0.54	6/7/09	11,300,000	[a]	11,300,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary’s
Children Project) (LOC;
Commerce Bank)	0.54	6/7/09	1,550,000	[a]	1,550,000
Nassau Health Care Corporation,
Revenue (Nassau County
Guaranteed) (LOC; JPMorgan
Chase Bank)	0.50	8/27/09	4,000,000		4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City,
GO Notes	2.88	8/1/09	300,000		300,967
New York City,
GO Notes	5.00	8/1/09	550,000		552,975
New York City,
GO Notes (Liquidity Facility;
Landesbank Baden Wurttemberg)	1.20	6/1/09	2,600,000	[a]	2,600,000
New York City Housing Development
Corporation, Residential Revenue
(Queens College Residences)
(LOC; RBS Citizens NA)	3.15	6/7/09	2,200,000	[a]	2,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	1.35	6/7/09	7,530,000	[a]	7,530,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish Banks)	1.35	6/7/09	6,200,000	[a]	6,200,000
New York City Industrial Development
Agency, Civic Facility Revenue
(French Institute-Alliance Francaise
de New York—Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.59	6/7/09	1,840,000	[a]	1,840,000
New York City Industrial Development
Agency, Civic Facility Revenue
(Grace Church School Project)
(LOC; Wachovia Bank)	0.31	6/7/09	5,000,000	[a]	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	1.20	6/7/09	1,800,000	[a]	1,800,000
New York City Industrial Development
Agency, Civic Facility Revenue (The
Convent of the Sacred Heart
School of New York Project)
(LOC; Wachovia Bank)	0.31	6/7/09	7,400,000	[a]	7,400,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children’s School
Project) (LOC; Wachovia Bank)	0.39	6/7/09	1,900,000	[a]	1,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	0.59	6/7/09	1,025,000	[a]	1,025,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc. Project)
(LOC; Allied Irish Banks)	1.35	6/7/09	1,300,000	[a]	1,300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	1.80	6/7/09	3,750,000	[a]	3,750,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	6.00	8/15/09	1,500,000	[c]	1,532,193
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.42	6/7/09	8,800,000	[a]	8,800,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.37	6/7/09	18,300,000	[a]	18,300,000
New York State Thruway Authority,
General Revenue (Liquidity
Facility: Citibank NA and LOC;
Citibank NA)	0.58	6/7/09	3,300,000	[a,b]	3,300,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	0.89	6/7/09	6,600,000	[a,b]	6,600,000
Newfane Central School District,
GO Notes, BAN	2.75	7/10/09	2,100,000		2,101,206
North Hempstead Town,
GO Notes, BAN	3.00	6/26/09	800,000		800,428
North Syracuse Central School
District, GO Notes, BAN	2.50	6/19/09	2,965,459		2,966,247
Oneonta City School District,
GO Notes, BAN	2.75	6/24/09	2,500,000		2,500,848
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; RBS Citizens NA)	3.50	6/7/09	11,060,000	[a]	11,060,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic Facility)
(LOC; RBS Citizens NA)	3.75	6/7/09	3,275,000	[a]	3,275,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	0.49	6/7/09	2,510,000	[a]	2,510,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project)
(LOC; Key Bank)	2.10	6/7/09	2,740,000	[a]	2,740,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Oyster Bay-East Norwich
Central School District,
GO Notes, TAN	2.75	6/26/09	1,000,000		1,000,438
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,000,000		2,000,532
Port Authority of New York
and New Jersey,
Equipment Notes	0.45	6/7/09	2,800,000	[a]	2,800,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	0.28	6/7/09	700,000	[a]	700,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	0.32	6/7/09	8,300,000	[a]	8,300,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Rockland
Jewish Community Center
Project) (LOC; Wachovia Bank)	0.25	6/7/09	7,700,000	[a]	7,700,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.49	6/7/09	2,800,000	[a]	2,800,000
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,000,000		1,000,926
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	2.10	6/7/09	1,420,000	[a]	1,420,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Sewanhaka Central School District
of Elmont, Floral Park,
Franklin Square and New Hyde
Park, GO Notes, TAN	2.75	6/29/09	2,500,000		2,501,038
Suffolk County Industrial Development
Agency, Civic Facility Revenue
(Hampton Day School Civic Facility)
(LOC; JPMorgan Chase Bank)	0.39	6/7/09	2,665,000	[a]	2,665,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.57	6/7/09	2,100,000	[a]	2,100,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca, Inc.
Project) (LOC; Wachovia Bank)	0.40	6/7/09	4,960,000	[a]	4,960,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.75	6/5/09	5,000,000		5,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	1.20	6/7/09	1,500,000	[a]	1,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	0.39	6/7/09	2,950,000	[a]	2,950,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish Banks)	0.84	6/7/09	9,800,000	[a]	9,800,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—.9%
Eagle Tax-Exempt Trust
(Puerto Rico Sales Tax
Financing Corporation, Sales
Tax Revenue, BAN) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.64	6/7/09	3,000,000 [a,b]	3,000,000

Total Investments (cost $328,589,753)			96.3%	328,589,753
Cash and Receivables (Net)			3.7%	12,729,429
Net Assets			100.0%	341,319,182

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $33,315,000 or 9.8% of net assets.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	83.0
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	.7
Not Rated[e]		Not Rated[e]		Not Rated[e]	16.3
					100.0

†	Based on total investments.
d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	328,589,753	328,589,753
Cash		944,352
Receivable for investment securities sold		11,333,918
Interest receivable		1,239,117
Prepaid expenses		49,859
		342,156,999
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		166,110
Payable for shares of Beneficial Interest redeemed		600,287
Accrued expenses		71,420
		837,817
Net Assets ($)		341,319,182
Composition of Net Assets ($):
Paid-in capital		341,319,182
Net Assets ($)		341,319,182
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		341,352,293
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Year Ended May 31, 2009

Investment Income ($):
Interest Income	5,440,854
Expenses:
Management fee—Note 2(a)	1,530,110
Shareholder servicing costs—Note 2(b)	270,268
Treasury insurance expense—Note 1(e)	92,214
Professional fees	73,756
Custodian fees—Note 2(b)	38,946
Trustees’ fees and expenses—Note 2(c)	27,803
Registration fees	14,877
Prospectus and shareholders’ reports	11,517
Miscellaneous	25,016
Total Expenses	2,084,507
Less—reduction in fees due to
earnings credits—Note 1(b)	(24,274)
Net Expenses	2,060,233
Investment Income—Net, representing net increase
in net assets resulting from operations	3,380,621

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2009	2008

Operations ($):
Investment income—net	3,380,621	6,251,584
Net realized gain (loss) on investments	—	15,265
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,380,621	6,266,849
Dividends to Shareholders from ($):
Investment income—net	(3,395,886)	(6,251,584)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	933,525,714	343,440,512
Dividends reinvested	3,205,440	5,998,442
Cost of shares redeemed	(867,723,297)	(308,322,502)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	69,007,857	41,116,452
Total Increase (Decrease) in Net Assets	68,992,592	41,131,717
Net Assets ($):
Beginning of Period	272,326,590	231,194,873
End of Period	341,319,182	272,326,590

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.026	.030	.022	.010
Distributions:
Dividends from investment income—net	(.011)	(.026)	(.030)	(.022)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.15	2.62	3.03	2.26	1.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68	.65	.68	.66	.67
Ratio of net expenses
to average net assets	.67	.65[a]	.68	.65	.66
Ratio of net investment income
to average net assets	1.11	2.57	2.99	2.24	1.03
Net Assets, end of period ($ x 1,000)	341,319	272,327	231,195	286,778	260,778

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	328,589,753
Level 3—Significant Unobservable Inputs	—
Total	328,589,753

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2009 and May 31, 2008 were as follows: tax exempt income $3,380,621 and $6,251,584, ordinary income $6,447 and $0 and long-term capital gains $8,818 and $0, respectively.

During the period ended May 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $15,265 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct, from the payments to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, the fund was charged $178,164 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $58,660 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $5,420 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $38,946 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $5,814 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $140,394, custodian fees $14,866, chief compliance officer fees $1,150 and transfer agency per account fees $9,700.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus New York AMT-Free Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus NewYork AMT-Free Municipal Money Market Fund, including the statement of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York AMT-Free Municipal Money Market Fund at May 31,2009,the results of its operations for the year then ended,the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York July 17, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2009 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes), except $8,818 that is being designated as a long-term capital gain distribution and $6,447 that is being designated as an ordinary income distribution for reporting purposes. As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, which will be mailed by early 2010.

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Board Memberships and Affiliations:

- The Muscular Dystrophy Association, Director
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 172

David W. Burke (73)
Board Member (1980)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Board Memberships and Affiliations:

- John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 88

William Hodding Carter III (74)
Board Member (1988)

Principal Occupation During Past 5 Years:

- Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
- President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)

Other Board Memberships and Affiliations:

- The Century Foundation, a tax-exempt research foundation, Emeritus Director
- The Enterprise Corporation of the Delta, a non-profit economic development organization, Director

No. of Portfolios for which Board Member Serves: 27

Gordon J. Davis (67)
Board Member (2006)

Principal Occupation During Past 5 Years:

- Partner in the law firm of Dewey & LeBoeuf LLP
- President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

- Consolidated Edison, Inc., a utility company, Director
- Phoenix Companies, Inc., a life insurance company, Director
- Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 41

32

Joni Evans (67)
Board Member (2006)

Principal Occupation During Past 5 Years:

- Chief Executive Officer, www.wowOwow.com an online community dedicated to women's conversations and publications
- Principal, Joni Evans Ltd.
- Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

Ehud Houminer (68)
Board Member (1994)

Principal Occupation During Past 5 Years:

- Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

- Avnet Inc., an electronics distributor, Director
- International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 60

Richard C. Leone (69)
Board Member (1980)

Principal Occupation During Past 5 Years:

- President of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:

- The American Prospect, Director
- Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

Hans C. Mautner (71)
Board Member (1980)

Principal Occupation During Past 5 Years:

- President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
- Director and Vice Chairman of Simon Property Group (1998-2003)
- Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:

- Capital and Regional PLC, a British co-investing real estate asset manager, Director

No. of Portfolios for which Board Member Serves: 27

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) *(continued)*

Robin A. Melvin (45)
Board Member (1995)

Principal Occupation During Past 5 Years:

- Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
- Senior Vice President, Mentor, a National non-profit youth mentoring organization (2005)

No. of Portfolios for which Board Member Serves: 27

Burton N. Wallack (58)
Board Member (2006)

Principal Occupation During Past 5 Years:

- President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 27

John E. Zuccotti (71)
Board Member (1980)

Principal Occupation During Past 5 Years:

- Chairman of Brookfield Properties, Inc.
- Senior Counsel of Weil, Gotshal & Manges, LLP
- Emeritus Chairman of the Real Estate Board of New York

Other Board Memberships and Affiliations:

- Emigrant Savings Bank, Director
- Wellpoint, Inc., Director
- Columbia University, Trustee
- Doris Duke Charitable Foundation, Trustee

No. of Portfolios for which Board Member Serves: 27

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chair and a Director of the Manager, where he had been employed since April 1998. He is 60 years old.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a Director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

The Fund 35

OFFICERS OF THE FUND (Unaudited) (continued)

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,578 in 2008 and $38,331 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2008 and $5,276 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2, 514 in 2008 and $3,234 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $88 in 2008 and $91 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

SSL-DOCS2 70128344v15

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,596,025 in 2008 and $20,848,574 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant

SSL-DOCS2 70128344v15

in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SSL-DOCS2 70128344v15

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70128344v15